Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Earnings per share [Abstract]
Profit/ (loss) from continuing operations attributable to Atlantica	$ 60,832	$ 120,512
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,882	100,217
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ 0.60	$ 1.20
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ 0.60	$ 1.20